Nationwide Life Insurance Company Nationwide VLI Separate Account - 7	Nationwide Life and Annuity Insurance Company Nationwide VL Separate Account-G

Prospectus supplement dated September 20, 2012 to the

Marathon VUL - NLAIC prospectus dated May 1, 2009; and

Nationwide YourLife Protection VUL - New York, Accumulation VUL – NY, Nationwide YourLife Protection VUL – NLAIC, Marathon Performance VUL, and Nationwide YourLife Accumulation VUL – NLAIC
prospectus dated May 1, 2012.

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective October 26, 2012, the following underlying mutual fund will be liquidated and will be merged into the new underlying mutual fund as indicated below:

Liquidated Underlying Mutual Fund	Merged Underlying Mutual Fund
Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA – Class 3	Oppenheimer Variable Account Funds: Oppenheimer Global Strategic Income Fund/VA – Non-Service Shares